Provisions, contingent liabilities, contingent assets and credit commitments - Movements in provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2022 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 3,571
Additions	1,989
Utilisation	(2,158)
Reversal of unutilised provisions	(451)
Balances reclassified to liabilities held for sale	(1)
Balance at end of the year	2,950
Long service leave
Changes in other provisions
Balance at beginning of year	531
Additions	86
Utilisation	(55)
Reversal of unutilised provisions	(111)
Balances reclassified to liabilities held for sale	(1)
Balance at end of the year	450
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	803
Additions	1,166
Utilisation	(1,002)
Reversal of unutilised provisions	(45)
Balance at end of the year	922
Litigation and non-lending losses
Changes in other provisions
Balance at beginning of year	117
Additions	100
Utilisation	(102)
Reversal of unutilised provisions	(32)
Balance at end of the year	83
Provision for ECL on credit commitments
Changes in other provisions
Balance at beginning of year	401
Additions	79
Reversal of unutilised provisions	(61)
Balance at end of the year	419
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	201
Additions	23
Utilisation	(16)
Balance at end of the year	208
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	376
Additions	250
Utilisation	(228)
Reversal of unutilised provisions	(43)
Balance at end of the year	355
Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of year	1,142
Additions	285
Utilisation	(755)
Reversal of unutilised provisions	(159)
Balance at end of the year	513
Parent Entity
Changes in other provisions
Balance at beginning of year	3,254
Additions	1,846
Utilisation	(2,009)
Reversal of unutilised provisions	(386)
Balance at end of the year	2,705
Parent Entity | Long service leave
Changes in other provisions
Balance at beginning of year	508
Additions	101
Utilisation	(59)
Reversal of unutilised provisions	(110)
Balance at end of the year	440
Parent Entity | Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	739
Additions	1,116
Utilisation	(965)
Reversal of unutilised provisions	(45)
Balance at end of the year	845
Parent Entity | Litigation and non-lending losses
Changes in other provisions
Balance at beginning of year	114
Additions	91
Utilisation	(92)
Reversal of unutilised provisions	(31)
Balance at end of the year	82
Parent Entity | Provision for ECL on credit commitments
Changes in other provisions
Balance at beginning of year	352
Additions	79
Reversal of unutilised provisions	(47)
Balance at end of the year	384
Parent Entity | Lease restoration obligations
Changes in other provisions
Balance at beginning of year	172
Additions	23
Utilisation	(16)
Balance at end of the year	179
Parent Entity | Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	373
Additions	228
Utilisation	(236)
Reversal of unutilised provisions	(25)
Balance at end of the year	340
Parent Entity | Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of year	996
Additions	208
Utilisation	(641)
Reversal of unutilised provisions	(128)
Balance at end of the year	$ 435